Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model ₪ / shares in Units, ₪ in Thousands	12 Months Ended
Dec. 31, 2020 ILS (₪) ₪ / shares
October 2017 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 1,109
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 1.62
Expected dividend	0.00%
Expected volatility	64.00%
Risk free interest	1.16%
Vesting conditions	four equal batches, following one, two, three and four years from their grant date
Expected term	6 years
January 2019 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 947
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.506
Expected dividend	0.00%
Expected volatility	74.00%
Risk free interest	1.45%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018
Expected term	6 years
July 2019 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 325
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.436
Expected dividend	0.00%
Expected volatility	75.00%
Risk free interest	1.12%
Vesting conditions	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter
Expected term	6 years
May 2020 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 278
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.566
Expected dividend	0.00%
Expected volatility	79.00%
Risk free interest	0.44%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing May 8, 2020
Expected term	6 years
June 2020 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 282
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.397
Expected dividend	0.00%
Expected volatility	74.00%
Risk free interest	0.53%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020
Expected term	6 years
July 2020 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 124
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.29
Expected dividend	0.00%
Expected volatility	74.00%
Risk free interest	0.37%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020
Expected term	6 years
October 2020 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 70
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.4
Expected dividend	0.00%
Expected volatility	76.00%
Risk free interest	0.42%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020
Expected term	6 years